Document and Entity Information	Apr. 30, 2020
Cover [Abstract]
Entity Registrant Name	NATIONAL FUEL GAS COMPANY
Amendment Flag	false
Entity Central Index Key	0000070145
Document Type	8-K
Document Period End Date	Apr. 30, 2020
Entity Incorporation, State or Country Code	NJ
Entity File Number	1-3880
Entity Tax Identification Number	13-1086010
Entity Address, Address Line One	6363 Main Street
Entity Address, City or Town	Williamsville,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14221
City Area Code	716
Local Phone Number	857-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	NFG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false